SCHEDULE OF GOVERNMENT SUBSIDY RECEIVED AND RELATED ACCOUNTING TREATMENT (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Government grant	$ 124,685	$ 375,995		¥ 882,902	¥ 2,530,353
Small Loan Interest Subsidy [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Government grant	$ 2,707
Type of Subsidies	Small loan interest subsidy
Accounting Treatment	The government subsidy received is recognized as government grant income for the expenses incurred for the specific purposes.
Investment Promotion Subsidy [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Government grant	$ 114,390	$ 322,340
Type of Subsidies	Investment promotion subsidy	Investment promotion subsidy
Accounting Treatment	The government subsidy is recognized as government grant income when the amounts are received and conditions are met.	The government subsidy is recognized as government grant income when the amounts are received and conditions are met.
Others Subsidy [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Government grant	$ 7,588	$ 24,680
Type of Subsidies	Others (e.g. labor hiring subsidies)	Others (e.g. labor hiring subsidies)
Accounting Treatment	The government subsidy received is recognized as government grant income for the expenses incurred for the specific purposes.	The government subsidy received is recognized as government grant income for the expenses incurred for the specific purposes.
Award for Patent and Research and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Government grant		$ 28,975
Type of Subsidies		Award for patent and R&D activities
Accounting Treatment		The government subsidy received is recognized as government grant income for the expenses incurred for the specific purposes .